Revaluation loss (gain)	12 Months Ended
Dec. 31, 2023
Revaluation loss (gain) [Abstract]
Revaluation loss (gain)
16.
Revaluation loss (gain)

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Change in fair value due to revaluation of derivative financial asset	—	7,866	(1,788)
Change in fair value due to revaluation of derivative financial liabilities	(379)	(12,558)	(11,276)
Realized loss (gain) on investment portfolio	340	—	(4,219)
Unrealized (gain) loss on investment portfolio	(9,659)	7,951	942
Unrealized loss on digital assets	—	625	—
Unrealized loss (gain) on debentures	32	(1,114)	—
Realized exchange loss	46	—	—
Unrealized exchange gain	(8)	(395)	670
Unrealized gain on other receivable	—	—	—
Loss related to property and equipment	—	—	—
Total	(9,628)	2,375	(15,671)